Related Party Transactions (Details) - Tapestry Networks, Inc. - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 100	$ 100	$ 100	$ 100
Professional Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 100	$ 100	$ 100	$ 100